(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A and C Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)	Class A	Class C
Management Fees	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.65%	2.40%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	343	748	1,280	2,736

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)		1 Year	Since Inception (11/26/2008)
Institutional Class		(16.80%)	30.40%
Institutional Class Return After Taxes on Distributions	[1]	(17.77%)	18.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(10.88%)	20.00%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)		(18.42%)	22.43%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)		(17.88%)	22.82%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)		(20.30%)	20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D)
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class D (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D)
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%

Example. The Example is intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class D (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D)	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class D shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class D shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class D shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)		1 Year	Since Inception (11/26/2008)
Institutional Class		(16.80%)	30.40%
Institutional Class Return After Taxes on Distributions	[1]	(17.77%)	18.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(10.88%)	20.00%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)		(18.42%)	22.43%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)		(17.88%)	22.82%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)		(20.30%)	20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) |
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A and C Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)	Class A	Class C
Management Fees	1.40%	1.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Total Annual Fund Operating Expenses	1.65%	2.40%

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	343	748	1,280	2,736

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	536	876	1,238	2,256
Class C	243	748	1,280	2,736

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)		1 Year	Since Inception (11/26/2008)
Institutional Class		(16.80%)	30.40%
Institutional Class Return After Taxes on Distributions	[1]	(17.77%)	18.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(10.88%)	20.00%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)		(18.42%)	22.43%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)		(17.88%)	22.82%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)		(20.30%)	20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D) |
Investment Objective
The Fund seeks total return which exceeds that of its benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class D (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D)
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%

Example. The Example is intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class D (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D)	168	520	897	1,955

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns ��� Institutional Class*(1)

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class D shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class D shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class D shares.

Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail)		1 Year	Since Inception (11/26/2008)
Institutional Class		(16.80%)	30.40%
Institutional Class Return After Taxes on Distributions	[1]	(17.77%)	18.68%
Institutional Class Return After Taxes on Distributions and Sales of Fund Shares	[1]	(10.88%)	20.00%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)		(18.42%)	22.43%
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)		(17.88%)	22.82%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)		(20.30%)	20.26%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Shareholder Fees ((PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail), dei_LegalEntityAxis)	0 Months Ended
May 14, 2013
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%

Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
May 14, 2013
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%

Annual Total Returns ((PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail), dei_LegalEntityAxis, Institutional Class)	0 Months Ended
May 14, 2013
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Institutional Class
Bar Chart Table:
Annual Return 2009	93.00%
Annual Return 2010	25.86%
Annual Return 2011	(16.80%)

Average Annual Total Returns ((PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail), dei_LegalEntityAxis)	0 Months Ended
	May 14, 2013
FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(17.88%)
Since Inception (11/26/2008)	22.82%
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.42%)
Since Inception (11/26/2008)	22.43%
Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	(20.30%)
Since Inception (11/26/2008)	20.26%
Institutional Class
Average Annual Return:
1 Year	(16.80%)
Since Inception (11/26/2008)	30.40%
Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(17.77%)	[1]
Since Inception (11/26/2008)	18.68%	[1]
Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(10.88%)	[1]
Since Inception (11/26/2008)	20.00%	[1]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 14, 2013
Prospectus Date	rr_ProspectusDate	May 14, 2013
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A and C Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	774.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares���Class A and C Shares" section on page 10 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class A shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class A shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class A shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | FTSE RAFI�� Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	22.82%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	22.43%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Lipper Emerging Market Funds Average (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.30%)
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	20.26%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	536
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	876
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,238
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,256
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	536
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	876
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,238
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,256
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2009	rr_AnnualReturn2009	93.00%
Annual Return 2010	rr_AnnualReturn2010	25.86%
Annual Return 2011	rr_AnnualReturn2011	(16.80%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2012 is 7.80%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return was 41.65% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return was -25.77% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
1 Year	rr_AverageAnnualReturnYear01	(16.80%)
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	30.40%
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.77%)	[1]
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	18.68%	[1]
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Retail) | | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.88%)	[1]
Since Inception (11/26/2008)	rr_AverageAnnualReturnSinceInception	20.00%	[1]
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 774% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	774.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI�� Emerging Markets Strategy Index ("Enhanced RAFI�� EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have more discretion with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI�� EM derivatives in place of Enhanced RAFI�� EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI�� EM derivatives closely track changes in the value of Enhanced RAFI�� EM. However, Enhanced RAFI�� EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI�� EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI�� EM for purposes of developing Enhanced RAFI�� EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI�� EM derivatives or Enhanced RAFI�� EM stocks even when Enhanced RAFI�� EM is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI�� EM by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI�� EM from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund's sub-adviser facilitates the Fund's use of Enhanced RAFI�� EM derivatives by providing model portfolios of Enhanced RAFI�� EM securities to the Fund's swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI�� EM to the Fund. Because Enhanced RAFI�� EM is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. In addition to or instead of Enhanced RAFI�� EM swaps, the Fund may invest in other derivative instruments, "baskets" of stocks, individual securities, and exchange-traded funds to maintain emerging markets equity exposure.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries. With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Enhanced RAFI�� EM derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI�� EM stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI Emerging Markets Index. The FTSE RAFI Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates, LLC. As part of FTSE Group's range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index. Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders. The Lipper Emerging Market Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek long-term capital appreciation by investing primarily in emerging market equity securities, where "emerging market" is defined by a country's per-capita GNP or other economic measures. The Fund began operations on 11/26/08. Fund comparisons began on 11/30/08.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates in the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns ��� Institutional Class*(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2012 is 7.80%. For the periods shown in the bar chart, the highest quarterly return was 41.65% in the Q2 2009, and the lowest quarterly return was -25.77% in the Q3 2011.

(1) The bar chart and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are not offered in this prospectus. Class D shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Institutional Class and Class D shares have different expenses. Performance for Institutional Class shares in the Average Annual Returns Table does not reflect sales charges applicable to Class D shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO EM Fundamental IndexPLUS�� AR Strategy Fund - Class D) | | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.